Exchange Listed Funds Trust

Prospectus

September 1, 2022

Cabana Target Drawdown 5 ETF (Ticker Symbol: TDSA)

Cabana Target Drawdown 7 ETF (Ticker Symbol: TDSB)

Cabana Target Drawdown 10 ETF (Ticker Symbol: TDSC)

Cabana Target Drawdown 13 ETF (Ticker Symbol: TDSD)

Cabana Target Drawdown 16 ETF (Ticker Symbol: TDSE)

Cabana Target Leading Sector Conservative ETF (Ticker Symbol: CLSC)

Cabana Target Leading Sector Moderate ETF (Ticker Symbol: CLSM)

Cabana Target Leading Sector Aggressive ETF (Ticker Symbol: CLSA)

Principal Listing Exchange for the Funds: NYSE Arca, Inc.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus

This Prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

Fund Summary – Cabana Target Drawdown 5 ETF

Investment Objective

The Cabana Target Drawdown 5 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver/Expense Reimbursement[2]	-0.23%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

2 Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$270	$487	$1,110

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 335% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Sub-Adviser expects the Fund’s asset allocation to focus on income-generating securities, including fixed income instruments and dividend-paying equities; however, this may change from time to time as the Fund seeks to achieve its investment objective.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 5%; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund to be fully invested at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Target Risk Conservative Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com.

Annual Total Returns as of 12/31*

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2022 was -16.49%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.41%	Q2/2021
Lowest Return	-0.08%	Q3/2021

Average Annual Total Returns for the Periods Ended December 31, 2021

Cabana Target Drawdown 5 ETF	1 year	Since Inception (9/17/20)
Return Before Taxes	9.88%	5.35%
Return After Taxes on Distributions	9.51%	4.87%
Return After Taxes on Distributions and Sale of Fund Shares	5.92%	3.90%
S&P Target Risk Conservative Index (reflects no deduction for fees, expenses, or taxes)	4.99%	7.25%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Drawdown 7 ETF

Investment Objective

The Cabana Target Drawdown 7 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver/Expense Reimbursement[2]	-0.23%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

2 Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$270	$487	$1,110

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Sub-Adviser expects the Fund’s asset allocation to focus on low beta asset classes such as corporate grade bonds, treasuries, and dividend-paying equities; however, this may change from time to time as the Fund seeks to achieve its investment objective. Beta is intended to measure the volatility of an asset class relative to the overall market. For example, an asset class that has a beta of 1 has the same volatility as the overall market, an asset class that has a beta less than 1 has less volatility than the overall market, and an asset class that has a beta greater than 1 has more volatility than the overall market. The Sub-Adviser strives to emphasize stability throughout the economic cycle and protection of capital, as well as accumulation of bond interest and equity dividends.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 7%; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund to be fully invested at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Target Risk Moderate Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com.

Annual Total Returns as of 12/31*

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2022 was -15.73%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.27%	Q2/2021
Lowest Return	-0.48%	Q3/2021

Average Annual Total Returns for the Periods Ended December 31, 2021

Cabana Target Drawdown 7 ETF	1 year	Since Inception (9/17/20)
Return Before Taxes	8.46%	5.11%
Return After Taxes on Distributions	7.87%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	5.18%	3.72%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)	7.12%	9.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Drawdown 10 ETF

Investment Objective

The Cabana Target Drawdown 10 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement[2]	-0.22%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

2 Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$268	$482	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 319% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Fund’s assets are primarily distributed among major asset classes with a sensitivity to market downturn; however, this may change from time to time as the Fund seeks to achieve its investment objective. This portfolio may contain inversely and less correlated assets throughout the economic cycle. Additional stability is sought through the accumulation of bond interest and equity dividends.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 10%; however, there can be no assurance, and the Fund, the Adviser, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund to be fully invested at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Target Risk Moderate Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com.

Annual Total Returns as of 12/31*

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2022 was -17.41%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.16%	Q2/2021
Lowest Return	-0.40%	Q3/2021

Average Annual Total Returns for the Periods Ended December 31, 2021

Cabana Target Drawdown 10 ETF	1 year	Since Inception (9/17/20)
Return Before Taxes	14.71%	10.43%
Return After Taxes on Distributions	14.29%	9.93%
Return After Taxes on Distributions and Sale of Fund Shares	8.80%	7.80%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)	7.12%	9.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Drawdown 13 ETF

Investment Objective

The Cabana Target Drawdown 13 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement[2]	-0.22%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

2 Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$268	$482	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. In determining the Fund’s asset allocation, the Sub-Adviser seeks to maximize capital appreciation during times of favorable conditions while maintaining relative stability through exposure to inversely or less correlated assets during periods of less favorable market conditions. The Fund’s assets are allocated across the spectrum of primary asset classes based on each phase of the economic cycle; however, this may change from time to time as the Fund seeks to achieve its investment objective. The Fund’s asset allocation allows for potential capital appreciation of growth assets during times of favorable conditions, while maintaining relative stability through exposure to inversely or less correlated assets during periods of less favorable market conditions.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 13%; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund to be fully invested at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Target Risk Growth Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com.

Annual Total Returns as of 12/31*

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2022 was -24.28%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.57%	Q2/2021
Lowest Return	0.25%	Q3/2021

Average Annual Total Returns for the Periods Ended December 31, 2021

Cabana Target Drawdown 13 ETF	1 year	Since Inception (9/17/20)
Return Before Taxes	17.86%	13.62%
Return After Taxes on Distributions	17.69%	13.28%
Return After Taxes on Distributions and Sale of Fund Shares	10.64%	10.29%
S&P Target Risk Growth Index (reflects no deduction for fees, expenses, or taxes)	11.37%	15.09%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Drawdown 16 ETF

Investment Objective

The Cabana Target Drawdown 16 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement[2]	-0.22%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

2 Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$268	$482	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 376% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility at a moderate level and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. The Sub-Adviser expects that the Fund’s asset allocation will have a greater focus on higher beta growth assets, including small-cap equities, emerging markets, and commodities; however, this may change from time to time as the Fund seeks to achieve its investment objective. Beta is intended to measure the volatility of an asset class relative to the overall market. For example, an asset class that has a beta of 1 has the same volatility as the overall market, an asset class that has a beta less than 1 has less volatility than the overall market, and an asset class that has a beta greater than 1 has more volatility than the overall market. During times of significant or prolonged bearish conditions, the Fund’s investments may be re-allocated to lower beta assets in order to manage the Fund’s volatility.

In selecting investments for the Fund, the Sub-Adviser seeks to maintain a target “drawdown,” which refers to the maximum amount that the Sub-Adviser expects an investment in the Fund to fall from peak to trough during adverse market conditions. The extent of the Fund’s drawdown during any given month is calculated as of month end and measured against the highest value the Fund most recently attained (i.e., its most recent peak). The Sub-Adviser’s target drawdown for the Fund is 16%; however, there can be no assurance, and the Fund, the Adviser, and the Sub-Adviser do not represent or guarantee, that this target will be maintained.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves, thus resulting in a portfolio that is inconsistent with the Fund’s target drawdown. The Sub-Adviser expects the Fund to be fully invested at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Target Risk Aggressive Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cabanaetfs.com.

Annual Total Returns as of 12/31*

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2022 was -23.81%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.03%	Q2/2021
Lowest Return	-0.92%	Q3/2021

Average Annual Total Returns for the Periods Ended December 31, 2021

Cabana Target Drawdown 16 ETF	1 year	Since Inception (9/17/20)
Return Before Taxes	21.06%	15.62%
Return After Taxes on Distributions	20.91%	15.26%
Return After Taxes on Distributions and Sale of Fund Shares	12.53%	11.82%
S&P Target Risk Aggressive Index (reflects no deduction for fees, expenses, or taxes)	15.62%	20.49%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2020.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information About Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Leading Sector Conservative ETF

Investment Objective

The Cabana Target Leading Sector Conservative ETF (the “Fund”) seeks to provide long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.14%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver/Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because (i) the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies and (ii) the financial highlights reflect a fee waiver of 0.21% rather than the 0.69% expense cap (see footnote below).

2 Effective September 1, 2022, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time. Previously, the Adviser had contractually agreed to waive a portion of its fee in an amount equal to 0.21% of the Fund’s average daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$275	$496	$1,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, the Fund’s portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market it identifies as attractive pursuant to an asset allocation strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it primarily invests in other ETFs. The ETFs may invest in any of the five major asset classes – equities, fixed income, real estate, currencies, and commodities. The ETFs may invest in a broad range of securities including equity securities of any market capitalization and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds,” and U.S. government securities). The ETFs may invest in securities of U.S. and foreign issuers, including emerging markets issuers. In addition, the Fund may invest directly in securities and other instruments to obtain the desired exposure to a specific sector.

To implement its strategy, the Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify sectors that are particularly attractive at any given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of companies in the U.S. equity market, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates the Fund’s assets across sectors as well as across less-correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. In allocating the Fund’s assets, the Sub-Adviser expects to utilize a conservative investment style, meaning that the Sub-Adviser will optimize the portfolio to target minimum volatility in down markets while seeking growth in up markets through allocation to sectors that are believed to outperform at various points within the economic cycle. The Sub-Adviser’s use of less-correlated and inversely-correlated asset classes is intended to manage the Fund’s volatility consistent with this investment style.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund to be fully invested at all times.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sector Focus Risk. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that, from time to time, it may be subject to some or all of the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Real Estate Sector Risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The Fund commenced operations on July 13, 2021, and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Leading Sector Moderate ETF

Investment Objective

The Cabana Target Leading Sector Moderate ETF (the “Fund”) seeks to provide long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement[2]	-0.22%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because (i) the financial highlights reflect operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies and (ii) the financial highlights reflect a fee waiver of 0.21% rather than the 0.69% expense cap (see footnote below).

2 Effective September 1, 2022, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the ”Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time. Previously, the Adviser had contractually agreed to waive a portion of its fee in an amount equal to 0.21% of the Fund’s average daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$268	$482	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market it identifies as attractive pursuant to an asset allocation strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it primarily invests in other ETFs. The ETFs may invest in any of the five major asset classes – equities, fixed income, real estate, currencies, and commodities. The ETFs may invest in a broad range of securities including equity securities of any market capitalization and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds,” and U.S. government securities). The ETFs may invest in securities of U.S. and foreign issuers, including emerging markets issuers. In addition, the Fund may invest directly in securities and other instruments to obtain the desired exposure to a specific sector.

To implement its strategy, the Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify sectors that are particularly attractive at any given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of companies in the U.S. equity market, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates the Fund’s assets across sectors as well as across less-correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. In allocating the Fund’s assets, the Sub-Adviser expects to utilize a moderate investment style, meaning that the Sub-Adviser will seek a balance between capital preservation and growth through allocation to sectors that are believed to outperform at various points within the economic cycle. The Sub-Adviser’s use of less-correlated and inversely-correlated asset classes is intended to manage the Fund’s volatility consistent with this investment style.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund to be fully invested at all times.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sector Focus Risk. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that, from time to time, it may be subject to some or all of the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Real Estate Sector Risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The Fund commenced operations on July 13, 2021, and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Fund Summary – Cabana Target Leading Sector Aggressive ETF

Investment Objective

The Cabana Target Leading Sector Aggressive ETF (the “Fund”) seeks to provide long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.13%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver/Expense Reimbursement[2]	-0.24%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.69%

1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Waiver/Reimbursement in this fee table do not correlate to the expense ratios in the Fund’s financial highlights because (i) the financial highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies and (ii) the financial highlights reflect a fee waiver of 0.21% rather than the 0.69% expense cap (see footnote below).

2 Effective September 1, 2022, Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the Fund’s average daily net assets for at least one year from the date of this Prospectus, unless earlier terminated by the Board of Trustees (the "Board") of Exchange Traded Concepts Trust (the "Trust") for any reason at any time. Previously, the Adviser had contractually agreed to waive a portion of its fee in an amount equal to 0.21% of the Fund’s average daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including one year of capped expenses each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$272	$491	$1,121

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, the Fund’s portfolio turnover rate was 491% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market it identifies as attractive pursuant to an asset allocation strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it primarily invests in other ETFs. The ETFs may invest in any of the five major asset classes – equities, fixed income, real estate, currencies, and commodities. The ETFs may invest in a broad range of securities including equity securities of any market capitalization and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds,” and U.S. government securities). The ETFs may invest in securities of U.S. and foreign issuers, including emerging markets issuers. In addition, the Fund may invest directly in securities and other instruments to obtain the desired exposure to a specific sector.

To implement its strategy, the Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify sectors that are particularly attractive at any given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of companies in the U.S. equity market, and equity price trends. The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates the Fund’s assets across sectors as well as across less-correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines. In allocating the Fund’s assets, the Sub-Adviser expects to utilize an aggressive investment style, meaning that the Sub-Adviser will seek to maximize returns while hedging against significant risk to the portfolio through allocation to sectors that are believed to outperform at various points within the economic cycle. The Sub-Adviser’s use of less-correlated and inversely-correlated asset classes is intended to manage the Fund’s volatility consistent with this investment style.

Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund to be fully invested at all times.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Commodity Investing Risk. An ETF’s investment in commodity-related companies may subject the ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the ETF’s holdings.

Credit Risk. An ETF could lose money if the issuer or guarantor of a debt instrument in which the ETF invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. The market value of fixed income investments in which an ETF may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in an ETF more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of an ETF’s portfolio holdings trade in markets that are closed when the ETF’s market is open, there may be valuation differences that could lead to differences between the ETF’s market price and the value of the ETF’s portfolio holdings.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the ETFs have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of an ETF.

Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Real Estate Investments Risk. Risks related to investments in real estate include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative model used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

In addition, although the Sub-Adviser seeks to manage volatility within the Fund’s portfolio, there is no guarantee that the Sub-Adviser will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Sub-Adviser’s determinations and expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Model and Data Risk. The Fund relies heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New Fund Risk. A new fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sector Focus Risk. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that, from time to time, it may be subject to some or all of the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Real Estate Sector Risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s commodity-related investments will not generate income that is qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC could negatively affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent the Fund invests in an underlying fund that is taxable as a RIC and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to the Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Performance Information

The Fund commenced operations on July 13, 2021, and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Cabana LLC d/b/a Cabana Asset Management serves as the sub-adviser to the Fund.

Portfolio Managers

G. Chadd Mason, CEO of the Sub-Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2021.

For important information about the purchase and sale of shares of the Fund, taxes, and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes, and Financial Intermediary Compensation” on page 76 of the Prospectus.

Summary Information About Purchasing and Selling Shares, Taxes

and Financial Intermediary Compensation

Purchase and Sale of Fund Shares

Each of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, Cabana Target Drawdown 16 ETF, Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF (each a “Fund”, and collectively, the “Funds”) issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for a Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by a Fund and a specified cash payment. Individual shares of a Fund may only be purchased and sold in the secondary market through a broker or dealer at a market price. You can purchase and sell individual shares of each Fund throughout the trading day like any publicly traded security. Each Fund’s shares are listed on the Exchange. The price of each Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at prices greater than NAV (premium) or less than NAV (discount). When buying or selling shares of a Fund in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.cabanaetfs.com/.

Tax Information

Distributions made by each Fund may be taxable as ordinary income, qualified dividend income, or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Principal Investment Strategies Information

Each Fund is an actively managed ETF and uses an active investment strategy to seek to meet its investment objective. Each Fund’s investment objective is a non-fundamental investment policy and may be changed without shareholder approval.

Each of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF seek to maintain a target “drawdown,” which refers to the maximum amount an investment in the relevant Fund can be expected to fall during a specific period while remaining fully invested. “Target Drawdown” is merely a descriptive term used to describe the general strategy and objective of the portfolio; it is not a guarantee, nor should it be construed to suggest safety or protection from loss. There is no guarantee that portfolio performance will remain consistent with the targeted drawdown parameter.

The term “peak to trough” in the strategy for the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF refers to the stage of the business or market cycle from the end of a period of growth (peak) into declining activity and contraction until it hits its ultimate cyclical bottom (trough).

Each Fund may lend portfolio securities to certain creditworthy borrowers. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Additional Principal Risk Information

The following section provides additional information regarding the principal risks of the Funds. Risk information is applicable to each Fund, though each risk will apply to varying degrees depending on the specific asset allocation of each Fund.

Exchange-Traded Funds Risk. Each Fund will invest in ETFs. Through its positions in ETFs, each Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to a Fund’s direct fees and expenses. The shares of an ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be exacerbated in less liquid markets.

Commodity Investing Risk. Investing in commodity-related companies may subject an ETF to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in an ETF’s holdings. The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of an ETF’s control and may not be anticipated. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions; changing supply and demand relationships and levels of domestic production and imported commodities; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of investment companies, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.

Credit Risk. Credit risk is the risk that an ETF could lose money if an issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. An investment in an ETF that invests in a debt instrument could decline because of concerns about the issuer’s credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better than expected results or be positively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase in response. In addition, the equity market tends to move in cycles, which may cause stock prices to rise over short or extended periods of time.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fixed Income Securities Risk. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. Fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause an ETF to hold securities paying lower-than market rates of interest, which could adversely affect an ETF’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an ETF may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an ETF because that ETF will have to reinvest that money at lower prevailing interest rates. This is known as prepayment risk. The prices of high-yield bonds, unlike those of investment-grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when an ETF does not price its shares, the value of the securities in an ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the ETF’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in an ETF more volatile and potentially less liquid than other types of investments.

The opportunity for offshore investors, such as the Fund, to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an ETF may incur additional expenses to seek recovery.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the ETFs.

Large-Capitalization Risk. The performance of an ETF that invests in large-capitalization securities may be adversely affected if securities of large-capitalization companies underperform (or in the case of short positions, outperform) securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Real Estate Investments Risk. An ETF may be subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which an ETF invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- and mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. Also, there is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

U.S. Government Securities Risk. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Market Risk. An investment in a Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus pandemic is difficult to predict, the extent to which the pandemic may negatively affect a Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the pandemic and the actions taken by authorities and other entities to contain the pandemic or treat its impact.

The values of the securities in which a Fund invests could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in that Fund, even if that Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a Fund as a result of these allocation decisions.

Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Authorized Participants, market makers, or liquidity providers may exit the business, reduce their business activities, or otherwise become unable to process creation and/or redemption orders, and there is a possibility that no other entities will step forward to perform these services. This may result in a significantly diminished trading market for the Fund’s shares, differences between the market price of the Fund’s shares and the underlying value of those shares, and delisting of the shares.

Management Risk. The Sub-Adviser continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving a given Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the sub-advisers do, you could lose money on your investment in a Fund, just as you could with other investments. If the Sub-Adviser is incorrect in their assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Model and Data Risk. The Funds rely heavily on CARA, a proprietary model developed by the Sub-Adviser, as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and that Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

New/Smaller Fund Risk. A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted. Further, when a fund’s size is small, the fund may experience low trading volumes and wide bid/ask spreads. In addition, a fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If a fund were to be required to delist from the listing exchange, the value of the fund may rapidly decline and performance may be negatively impacted. There can be no assurance that a Fund will achieve an economically viable size. Any of the foregoing may result in a Fund being liquidated. Each Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of a Fund will receive an amount equal to that Fund’s NAV, after the deducting the costs of liquidation, including the transaction costs of disposing of the relevant Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during a Fund’s liquidation all or a portion of that Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk (Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Portfolio Turnover Risk. Each Fund’s investment strategies may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance. The relatively high portfolio turnover may also result in a substantial amount of distributions from a Fund to be characterized as short-term capital gain distributions. Short-term capital gain distributions from a Fund are subject to tax at ordinary income tax rates and are to be reported by shareholders as ordinary income on their U.S. federal income tax returns.

Operational Risk. Your ability to transact in shares of the Funds or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund’s sector exposure is expected to vary over time.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The profitability of companies in the health care sector may be affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly and may be ultimately unsuccessful. Companies in the health care sector may be thinly capitalized and may be susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. As the demand for, or prices of, industrial goods and services increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, paper products, and mining industry groups. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Mining could be affected by supply and demand and operational costs. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Real Estate Sector Risk. There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation REITs and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the company difficult and time-consuming. As a shareholder in a real property company, the Fund, and indirectly the Fund’s shareholders, would bear their ratable shares of the real property company's expenses and would at the same time continue to pay their own fees and expenses.

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must, amongst other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Funds’ commodity-related investments will not generate income that is qualifying income. Each Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test (as described in detail in the SAI) necessary for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, a Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Accordingly, the extent to which the Funds invest in commodities or commodity-linked derivatives directly may be limited by the qualifying income test, which the Funds must continue to satisfy to maintain their status as a regulated investment company. As such, the Funds could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund was to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a regulated investment company would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. To the extent a Fund invests in an underlying fund that is taxable as a regulated investment company and that directly makes certain commodity-related investments, the tax rules related to such investments and associated risks described above with respect to such Fund will also apply to the underlying fund that makes such commodity-related investments.

Trading Risk. Although each Fund’s shares are listed for trading on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the Exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of the Funds may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of that Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from the value of a Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of a Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund’s shares quoted during the day or a premium or discount in the closing price from a Fund’s NAV. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for that Fund’s underlying portfolio holdings. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the shares of a Fund normally will trade close to its NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV.

As with all ETFs, each Fund’s shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares of a Fund (the “bid” price) and the price at which an investor is willing to sell shares of a Fund (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of a Fund based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Funds, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (the “SAI”).

Fund Management

Adviser

Exchange Traded Concepts, LLC, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser was formed in 2009 and provides investment advisory services to exchange-traded funds.

Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for, among other things, overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of the Funds, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Under the investment advisory agreement, the Adviser is entitled to a fee calculated daily and paid monthly at an annual rate of 0.80% of the average daily net assets of each Fund. The Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

With respect to the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, during the fiscal year ended April 30, 2022, the Adviser contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of a Fund’s average daily net assets. For the fiscal year ended April 30, 2022, each Fund paid the Adviser the following fee as a percentage of its average daily net assets:

Cabana Target Drawdown 5 ETF	0.57%
Cabana Target Drawdown 7 ETF	0.57%
Cabana Target Drawdown 10 ETF	0.58%
Cabana Target Drawdown 13 ETF	0.58%
Cabana Target Drawdown 16 ETF	0.58%

With respect to the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF, during the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, the Adviser contractually agreed to waive a portion of its management fee in an amount equal to 0.21% of each Fund’s average daily net assets. For the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, each Fund paid the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.59% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of a Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Trust’s Board may permit the Adviser to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

With respect to the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, a discussion regarding the basis for the Board’s renewal of the investment advisory agreement with the Adviser is available in the Funds’ annual shareholder report for the fiscal year ended April 30, 2022.

With respect to the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF, a discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser is available in the Funds’ semi-annual shareholder report for the fiscal period ended October 31, 2021.

Sub-Adviser

Cabana LLC d/b/a Cabana Asset Management, is a limited liability company under the laws of the State of Arkansas. The Sub-Adviser is located at 220 S. School Avenue, Fayetteville, Arkansas 72701. The Sub-Adviser has provided investment advisory services since 2008. The Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. Under a sub-advisory agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund. As part of an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

With respect to the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, a discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser is available in the Funds’ annual shareholder report for the fiscal year ended April 30, 2022.

With respect to the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF, a discussion regarding the basis for the Board’s approval of the sub-advisory agreement with the Sub-Adviser is available in the Funds’ semi-annual shareholder report for the fiscal period ended October 31, 2021.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any such changes.

Portfolio Managers

G. Chadd Mason, Andrew Serowik, Gabriel Tan, and Todd Alberico are primarily responsible for the day-to-day management of the Funds.

G. Chadd Mason is the CEO and founder of The Cabana Group, which was founded in 2008. He has spent more than 25 years as an attorney in the state of Arkansas and has 15 years of investment and portfolio management experience. In 2005, he and a small team developed a proprietary algorithm designed to help shelter investors from risk by striving to limit losses during down markets, while still participating in up markets. This algorithm is known today as Cabana’s Cyclical Asset Reallocation Algorithm (“CARA”). Chadd graduated from the University of Arkansas with a B.A. in Psychology and went on to earn a Juris Doctor degree from the University of Denver. In 2013, he graduated Summa Cum Laude with a Master of Laws degree in Financial Services and Wealth Management from Thomas Jefferson School of Law. He is also accredited as a Chartered Wealth Manager by the American Academy of Financial Management.

Andrew Serowik joined the Adviser from Goldman Sachs in May 2018. He began his career at Spear, Leeds & Kellogg (“SLK”), continuing with Goldman after its acquisition of SLK in September 2000. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in finance.

Gabriel Tan joined the Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.

Todd Alberico joined the Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Prior Performance of Related Accounts

The tables below set forth the historical composite performance of all of the Sub-Adviser’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF. THE PERFORMANCE OF EACH COMPOSITE IS HISTORICAL AND DOES NOT REPRESENT THE PRIOR OR FUTURE PERFORMANCE OF A fund. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Each composite consists of all fee paying accounts under discretionary management by the Sub-Adviser, with the exceptions of: (1) accounts that have not maintained an account investment minimum of $1,000 and, therefore, are unable to be fully invested in the strategy; and (2) accounts with client mandated restrictions or investments (such as legacy positions or high cash holdings) that may cause a material deviation from the strategy. The minimum account size for each composite is $10,000. As of August 1, 2022, each composite included the following number of accounts:

Composite	Number of Accounts Included in Composite
Target Drawdown Professional 7 Composite	55
Target Drawdown Professional 10 Composite	245
Target Drawdown Professional 13 Composite	137
Target Drawdown Professional 16 Composite	95

Performance is expressed using U.S. dollars. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses and are net of transaction costs. To calculate the net of fee performance of the Target Drawdown Professional 7 Composite, Target Drawdown Professional 13 Composite, and Target Drawdown Professional 16 Composite, a model asset-based fee of 2.00% was used. To calculate the net of fee performance of the Target Drawdown Professional 10 Composite, a model asset-based fee of 3.00% was used for periods prior to March 1, 2017, and a model asset-based fee of 2.00% was used for periods thereafter. Model fees are based on the highest fee-payer in the composite. Net-of-fee returns are calculated by deducting the applicable monthly rate of the model fee from the gross returns for each account in the composite. Actual investment advisory fees may vary. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns. Gross returns are calculated on a time-weighted basis. The composites are not subject to certain investment limitations, diversification requirements, and other restrictions that are imposed on the Funds by applicable provisions of the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code, which, if applied, may have adversely affected the performance results of a composite. The standards used to calculate total return as presented in the following table differ from the standards required by the SEC for calculation of average annual return.

The Sub-Adviser is a SEC registered investment firm with offices in Fayetteville, Arkansas, and Dallas, Texas and additional advisors in Denver, Colorado and Little Rock, Arkansas. The Sub-Adviser’s proprietary algorithm is intended to help shelter investors from risk by seeking to limit losses during down markets while participating in up markets. The Sub-Adviser’s strategies invest in diverse, index-based, low-cost and highly liquid exchange traded funds (ETFs) and mutual funds with a strong history of consistent dividend payments. The Sub-Adviser uses its proprietary algorithm to manage “drawdown”, the maximum amount an investment can be expected to fall during a specific period while remaining fully invested. “Target Drawdown” is merely a descriptive term used to describe the general strategy and objective of the portfolio; it is not a guarantee, nor should it be construed to suggest safety or protection from loss. There is no guarantee that portfolio performance will remain consistent with the targeted drawdown parameter. The Sub-Adviser provides asset management services for individual investors, businesses and sub-advisory services for financial institutions and 401K plans. The firm’s full list of composite descriptions is available upon request.

The Sub-Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Sub-Adviser has been independently verified for the periods January 1, 2012 through December 31, 2018. To receive a GIPS Report and/or a list of composite descriptions please email your request to info@thecabanagroup.com. GIPS® is a registered trademark of CFA Institute. CFA Institute does not endorse or promote this organization, nor does it warrant the accuracy or quality of the content contained herein.

While the accounts in each composite experience inflows and outflows of cash from clients, there can be no assurance that a Fund’s continuous obligation to redeem its shares will not adversely affect that Fund’s performance.

Performance Information for the Target Drawdown Professional 7 Composite

This performance is not the past or future performance of the Cabana Target Drawdown 7 ETF.

Year-to-date returns for the period January 1, 2022 through August 1, 2022

YTD 2022
Target Drawdown Professional 7 Composite (net of fees)	-16.67%
Target Drawdown Professional 7 Composite (gross)	-15.70%
SPY[1]	-12.70%
Morningstar Category: Tactical Allocation[2]	-14.51%
Morningstar Moderate TR3	-11.62%

Annualized returns for the periods ended December 31, 2021

	1 Year	5 Years	Since Inception October 1, 2016
Target Drawdown Professional 7 Composite (net of fees)	-15.47%	2.50%	2.72%
Target Drawdown Professional 7 Composite (gross)	-13.76%	4.57%	4.79%
SPY[1]	-10.75%	11.25%	12.16%
Morningstar Category: Tactical Allocation[2]	-11.71%	3.48%	3.99%
Morningstar Moderate TR3	-13.62%	4.91%	5.54%

Total returns for the periods ended December 31

	2021	2020	2019	2018	2017	2016*
Target Drawdown Professional 7 Composite (net of fees)	6.02%	6.64%	18.78%	-4.90%	14.38%	-3.24%
Target Drawdown Professional 7 Composite (gross)	8.16%	8.80%	21.18%	-2.98%	16.69%	-2.75%
SPY[1]	28.78%	18.60%	31.22%	-4.57%	21.71%	3.95%
Morningstar Category: Tactical Allocation[2]	13.15%	8.78%	14.54%	-7.68%	12.32%	0.35%
Morningstar Moderate TR3	10.20%	12.81%	19.03%	-4.76%	14.66%	0.38%

*Performance is for the partial year beginning October 1, 2016.

Performance Information for the Target Drawdown Professional 10 Composite

This performance is not the past or future performance of the Cabana Target Drawdown 10 ETF.

Year-to-date returns for the period January 1, 2022 through August 2, 2022

YTD 2022
Target Drawdown Professional 10 Composite (net of fees)	-19.19%
Target Drawdown Professional 10 Composite (gross)	-18.25%
SPY[1]	-12.70%
Morningstar Category: Tactical Allocation[2]	-14.51%
Morningstar Moderate TR3	-11.62%

Annualized returns for the periods ended December 31, 2021

	1 Year	5 Years	Since Inception January 1, 2012
Target Drawdown Professional 10 Composite (net of fees)	-16.32%	3.43%	3.74%
Target Drawdown Professional 10 Composite (gross)	-14.63%	5.52%	6.35%
SPY[1]	-10.75%	11.25%	13.19%
Morningstar Category: Tactical Allocation[2]	-11.71%	3.48%	4.06%
Morningstar Moderate TR3	-13.62%	4.91%	6.55%

Total returns for the periods ended December 31

	2021	2020	2019	2018	2017	2016	2015	2014	2013	2012
Target Drawdown Professional 10 Composite (net of fees)	11.66%	5.99%	22.47%	-6.31%	17.74%	1.11%	0.42%	3.91%	-0.19%	9.19%
Target Drawdown Professional 10 Composite (gross)	13.91%	8.13%	24.94%	-4.42%	20.32%	4.18%	3.48%	7.07%	2.84%	12.51%
SPY[1]	28.78%	18.60%	31.22%	-4.57%	21.71%	12.00%	1.23%	13.46%	32.31%	15.99%
Morningstar Category: Tactical Allocation[2]	13.15%	8.78%	14.54%	-7.68%	12.32%	6.16%	-5.88%	2.74%	8.47%	9.28%
Morningstar Moderate TR3	10.20%	12.81%	19.03%	-4.76%	14.66%	8.57%	-1.79%	4.89%	14.31%	12.04%

Performance Information for the Target Drawdown Professional 13 Composite

This performance is not the past or future performance of the Cabana Target Drawdown 13 ETF.

Year-to-date returns for the period January 1, 2022 through August 2, 2022

YTD 2022
Target Drawdown Professional 13 Composite (net of fees)	-24.31%
Target Drawdown Professional 13 Composite (gross)	-23.43%
SPY[1]	-12.70%
Morningstar Category: Tactical Allocation[2]	-14.51%
Morningstar Moderately Aggressive TR4	-12.89%

Annualized returns for the periods ended December 31, 2021

	1 Year	5 Years	Since Inception October 1, 2016
Target Drawdown Professional 13 Composite (net of fees)	-20.91%	2.25%	3.49%
Target Drawdown Professional 13 Composite (gross)	-19.31%	4.32%	5.58%
SPY[1]	-10.75%	11.25%	12.16%
Morningstar Category: Tactical Allocation[2]	-11.71%	3.48%	3.99%
Morningstar Moderately Aggressive TR4	-14.88%	5.96%	6.95%

Total returns for the periods ended December 31

	2021	2020	2019	2018	2017	2016*
Target Drawdown Professional 13 Composite (net of fees)	17.80%	4.79%	22.95%	-9.73%	20.18%	-0.97%
Target Drawdown Professional 13 Composite (gross)	20.18%	6.90%	25.43%	-7.90%	22.60%	-0.47%
SPY[1]	28.78%	18.60%	31.22%	-4.57%	21.71%	3.95%
Morningstar Category: Tactical Allocation[2]	13.15%	8.78%	14.54%	-7.68%	12.32%	0.35%
Morningstar Moderately Aggressive TR4	14.05%	13.53%	22.95%	-6.74%	18.89%	1.39%

*Performance is for the partial year beginning October 1, 2016.

Performance Information for the Target Drawdown Professional 16 Composite

This performance is not the past or future performance of the Cabana Target Drawdown 16 ETF.

Year-to-date returns for the period January 1, 2022 through August 2, 2022

YTD 2022
Target Drawdown Professional 16 Composite (net of fees)	-24.85%
Target Drawdown Professional 16 Composite (gross)	-23.97%
SPY[1]	-12.70%
Morningstar Category: Tactical Allocation[2]	-14.51%
Morningstar Aggressive TR5	-13.60%

Annualized annual returns for the periods ended December 31, 2021

	1 Year	5 Years	Since Inception October 1, 2016
Target Drawdown Professional 16 Composite (net of fees)	-21.15%	2.78%	3.69%
Target Drawdown Professional 16 Composite (gross)	-19.56%	4.86%	5.79%
SPY[1]	-10.75%	11.25%	12.16%
Morningstar Category: Tactical Allocation[2]	-11.71%	3.48%	3.99%
Morningstar Aggressive TR5	-15.59%	6.65%	7.92%

Total returns for the periods ended December 31

	2021	2020	2019	2018	2017	2016*
Target Drawdown Professional 16 Composite (net of fees)	20.78%	2.99%	28.99%	-11.37%	17.21%	-0.44%
Target Drawdown Professional 16 Composite (gross)	23.22%	5.07%	31.59%	-9.58%	19.57%	0.06%
SPY[1]	28.78%	18.60%	31.22%	-4.57%	21.71%	3.95%
Morningstar Category: Tactical Allocation[2]	13.15%	8.78%	14.54%	-7.68%	12.32%	0.35%
Morningstar Aggressive TR5	17.31%	13.26%	25.91%	-8.17%	21.95%	2.15%

*Performance is for the partial year beginning October 1, 2016.

1 Each composite is compared against the SPDR S&P 500 ETF (SPY). SPY is an ETF that tracks the performance of 500 leading U.S. large cap companies.

2 Each composite is compared to the Morningstar Tactical Allocation Category Index. Morningstar’s Tactical Allocation Category comprises active/tactical asset allocation funds into a weighted index. Managers in this category have the discretion to adjust the allocation as necessary according to market conditions.

3 Each of the Target Drawdown Professional 7 Composite and the Target Drawdown Professional 10 Composite is compared to the Morningstar Moderate Target Risk Index (“Morningstar Moderate TR”). The Morningstar Moderate TR is one of five asset allocation indexes that span the risk spectrum from conservative to aggressive. This index is based on a well-established asset allocation methodology from Ibbotson Associates. The securities selected for this index are driven by rules-based indexing methodologies that are designed to deliver pure asset-class exposure. This index covers a global set of stocks, bonds, and commodities.

4 The Target Drawdown Professional 13 Composite is compared to the Morningstar Moderately Aggressive Target Risk Index (“Morningstar Moderately Aggressive TR”). The Morningstar Moderately Aggressive TR is one of five asset allocation indexes that span the risk spectrum from conservative to aggressive. This index is based on a well-established asset allocation methodology from Ibbotson Associates. The securities selected for this index are driven by rules-based indexing methodologies that are designed to deliver pure asset-class exposure. This index covers a global set of stocks, bonds, and commodities.

5 The Target Drawdown Professional 16 Composite is compared to the Morningstar Aggressive Risk Index (“Morningstar Aggressive TR”). The Morningstar Aggressive TR is one of five asset allocation indexes that span the risk spectrum from conservative to aggressive. This index is based on a well-established asset allocation methodology from Ibbotson Associates. The securities selected for this index are driven by rules-based indexing methodologies that are designed to deliver pure asset-class exposure. This index covers a global set of stocks, bonds, and commodities.

Buying and Selling Fund Shares

General

Shares of each Fund are listed for trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of a Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to each Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for a Fund is computed by dividing the value of the net assets of that Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trust’s Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures, which were approved by the Board. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Frequent Purchases and Redemptions of Fund Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of each Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to Authorized Participants, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or its shareholders. In addition, frequent trading of a Fund’s shares by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Distribution and Service Plan

Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its shares. No payments pursuant to the Distribution and Service Plan will be made during the twelve (12) month period from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Because these fees, if imposed, would be paid out of a Fund’s assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends, Distributions and Taxes

Fund Distributions

Each of the Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF pays out dividends from its net investment income quarterly and distributes its net capital gains, if any, to investors at least annually.

The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, to investors at least annually.

Each of the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of a Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the applicable Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following is a summary of some important U.S. federal income tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of a Fund, or the tax consequences of an investment in a Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund intends to elect and to qualify for the special tax treatment afforded to a RIC under the Internal Revenue Code. As long as a Fund maintains its qualification for treatment as a RIC and meets certain minimum distribution requirements, then it generally is not subject to federal income tax on the earnings it timely distributes to its shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result in fund level taxation (if certain relief provisions were not available) and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

•	Each Fund intends to distribute for each year substantially all of its net investment income and net capital gains income.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares of a Fund.

•	The income dividends you receive from a Fund will be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for treatment as qualified dividend income.

•	Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income. Distributions from a Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares of a Fund. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the dividends received deduction for corporate shareholders.

•	In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by a Fund in October, November or December of the previous year payable to shareholders of record in such a month may be taxable to you in the previous year.

•	You should note that if you purchase shares of a Fund just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

•	Each Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term capital gain or loss if the shares are held for 12 months or less. Any capital loss on the sale of shares of a Fund held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Fund shares. The ability to deduct capital losses may be limited.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange and (ii) the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between (i) the exchanger’s basis in the Creation Units and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Foreign Taxes

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Internal Revenue Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the Internal Revenue Service that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Internal Revenue Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Non-U.S. shareholders who fail to provide an applicable Internal Revenue Service form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

A Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

More information about taxes is in the SAI.

Additional Information

Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Funds, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust. However, if a Fund were to invest in securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other registered investment companies would not be permitted to rely on Rule 12d1-4 to invest in that Fund in excess of the limits.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of a Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of a Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of a Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund for various time periods can be found at www.cabanaetfs.com.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance since the Funds commenced operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

Cabana Target Drawdown 5 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.05	$24.99
Investment Activities
Net investment income (loss)(2)	0.23	0.20
Net realized and unrealized gain (loss)	(2.30)	0.01	(3)
Total from investment activities	(2.07)	0.21
Distributions to shareholders from:
Net investment income	(0.28)	(0.15)
Return of Capital	(0.01)	—
Total distributions	(0.29)	(0.15)
Net Asset Value, end of period	$22.69	$25.05
Total Return (%)	(8.39)	0.85	(4)
Total Return at Market Price (%)	(8.51)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.57	0.54	(6)
Net investment income (loss) (%)	0.91	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$34,598	$18,161
Portfolio turnover (%)(7)	335	516	(4)

Cabana Target Drawdown 7 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.38	0.25
Net realized and unrealized gain (loss)	(2.47)	0.11
Total from investment activities	(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.48)	(0.11)
Total distributions	(0.48)	(0.11)
Net Asset Value, end of period	$22.66	$25.23
Total Return (%)	(8.48)	1.45	(4)
Total Return at Market Price (%)	(8.62)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.57	0.54	(6)
Net investment income (loss) (%)	1.49	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$256,088	$349,383
Portfolio turnover (%)(7)	338	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

Cabana Target Drawdown 10 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.30	0.22
Net realized and unrealized gain (loss)	(2.25)	1.09
Total from investment activities	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.32)	(0.13)
Total distributions	(0.32)	(0.13)
Net Asset Value, end of period	$23.93	$26.20
Total Return (%)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	0.54	(5)
Net investment income (loss) (%)	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$782,042	$660,816
Portfolio turnover (%)(6)	319	451	(3)

Cabana Target Drawdown 13 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.19	0.18
Net realized and unrealized gain (loss)	(3.86)	2.00
Total from investment activities	(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.15)	(0.15)
Total distributions	(0.15)	(0.15)
Net Asset Value, end of period	$23.24	$27.06
Total Return (%)	(13.67)	8.74	(3)
Total Return at Market Price (%)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	0.54	(5)
Net investment income (loss) (%)	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$277,701	$243,544
Portfolio turnover (%)(6)	367	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

Cabana Target Drawdown 16 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.16	0.21
Net realized and unrealized gain (loss)	(4.19)	2.64
Total from investment activities	(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.14)	(0.17)
Total distributions	(0.14)	(0.17)
Net Asset Value, end of period	$23.54	$27.71
Total Return (%)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	0.54	(5)
Net investment income (loss) (%)	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$183,644	$124,700
Portfolio turnover (%)(6)	376	452	(3)

Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.12
Investment Activities
Net investment income (loss)(2)	0.07
Net realized and unrealized gain (loss)	(5.19)
Total from investment activities	(5.12)
Distributions to shareholders from:
Net investment income	(0.03)
Total distributions	(0.03)
Net Asset Value, end of period	$19.97
Total Return (%)	(20.39	)(3)
Total Return at Market Price (%)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$485,881
Portfolio turnover (%)(6)	491	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

Cabana Target Leading Sector Conservative ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.05
Investment Activities
Net investment income (loss)(2)	0.10
Net realized and unrealized gain (loss)	(3.50)
Total from investment activities	(3.40)
Distributions to shareholders from:
Net investment income	(0.15)
Total distributions	(0.15)
Net Asset Value, end of period	$21.50
Total Return (%)	(13.66	)(3)
Total Return at Market Price (%)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$48,384
Portfolio turnover (%)(6)	225	(3)

Cabana Target Leading Sector Moderate ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.09
Investment Activities
Net investment income (loss)(2)	0.11
Net realized and unrealized gain (loss)	(3.21	)(7)
Total from investment activities	(3.10)
Distributions to shareholders from:
Net investment income	(0.16)
Total distributions	(0.16)
Net Asset Value, end of period	$21.83
Total Return (%)	(12.51	)(3)
Total Return at Market Price (%)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$72,025
Portfolio turnover (%)(6)	231	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

Exchange Listed Funds Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year or period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

HOUSEHOLDING

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS

To request a free copy of the latest annual or semi-annual report or the SAI, or to request additional information about the Funds or to make other inquiries, please contact us as follows:

Call: 866-239-9536 Monday through Friday 8:30 a.m. to 5:00 p.m. (Eastern Time)	Write: Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 400 Oklahoma City, Oklahoma 73120
Visit: www.cabanaetfs.com

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Funds’ shares may be purchased or sold.

INFORMATION PROVIDED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION

Reports and other information about the Funds are available on the EDGAR Database at http://www.sec.gov and copies of this information also may be obtained, after paying a duplicating fee, by emailing the SEC at publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22700